Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Griffin Capital Essential Asset REIT, Inc. [Member]
Other Commitments [Line Items]
Summary of remaining required payments under the terms of the ground lease
As of September 30, 2018, the remaining required payments under the terms of the ground leases are as follows:

September 30, 2018
Remaining 2018	$258
2019	1,032
2020	1,032
2021	1,032
2022	1,072
Thereafter	200,446
Total	$204,872
As of December 31, 2017, the remaining required payments under the terms of the ground lease are as follows:

December 31, 2017
2018	$198
2019	198
2020	198
2021	198
2022	218
Thereafter	33,631
Total	$34,641